Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Credit Default Swaps Sold [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 668,918	¥ 614,801
Maximum potential/Notional amount, Expiring in 1-5 years		1,950,219	2,210,301
Maximum potential/Notional amount, Expiring over 5 years		174,748	199,674
Maximum potential/Notional amount, Total		2,793,885	3,024,776
Credit derivative (asset) liability at fair value	[1]	(35,087)	(26,254)
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		611,374	547,314
Maximum potential/Notional amount, Expiring in 1-5 years		1,455,651	1,665,938
Maximum potential/Notional amount, Expiring over 5 years		26,174	36,206
Maximum potential/Notional amount, Total		2,093,199	2,249,458
Credit derivative (asset) liability at fair value	[1]	(21,834)	(12,150)
Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	521,988	459,003
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,107,194	1,372,477
Maximum potential/Notional amount, Expiring over 5 years	[2]	17,716	29,906
Maximum potential/Notional amount, Total	[2]	1,646,898	1,861,386
Credit derivative (asset) liability at fair value	[1],[2]	(21,183)	(18,680)
Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		85,774	66,924
Maximum potential/Notional amount, Expiring in 1-5 years		345,492	288,761
Maximum potential/Notional amount, Expiring over 5 years		8,458	6,300
Maximum potential/Notional amount, Total		439,724	361,985
Credit derivative (asset) liability at fair value	[1]	(614)	5,815
Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		3,612	21,387
Maximum potential/Notional amount, Expiring in 1-5 years		2,965	4,700
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		6,577	26,087
Credit derivative (asset) liability at fair value	[1]	(37)	715
Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		57,544	67,487
Maximum potential/Notional amount, Expiring in 1-5 years		494,568	544,363
Maximum potential/Notional amount, Expiring over 5 years		148,574	163,468
Maximum potential/Notional amount, Total		700,686	775,318
Credit derivative (asset) liability at fair value	[1]	(13,253)	(14,104)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		10,802	7,117
Maximum potential/Notional amount, Expiring in 1-5 years		156,451	222,196
Maximum potential/Notional amount, Expiring over 5 years		142,574	163,468
Maximum potential/Notional amount, Total		309,827	392,781
Credit derivative (asset) liability at fair value	[1]	(4,333)	(5,598)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	3,802	4,237
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	145,328	194,196
Maximum potential/Notional amount, Expiring over 5 years	[2]	122,350	163,468
Maximum potential/Notional amount, Total	[2]	271,480	361,901
Credit derivative (asset) liability at fair value	[1],[2]	(4,482)	(5,278)
Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		7,000	2,880
Maximum potential/Notional amount, Expiring in 1-5 years		11,123	28,000
Maximum potential/Notional amount, Expiring over 5 years		20,224
Maximum potential/Notional amount, Total		38,347	30,880
Credit derivative (asset) liability at fair value	[1]	149	(320)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		46,742	60,370
Maximum potential/Notional amount, Expiring in 1-5 years		338,117	322,167
Maximum potential/Notional amount, Expiring over 5 years		6,000
Maximum potential/Notional amount, Total		390,859	382,537
Credit derivative (asset) liability at fair value	[1]	(8,920)	(8,506)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	20,000	46,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	206,131	166,794
Maximum potential/Notional amount, Expiring over 5 years	[2]	6,000
Maximum potential/Notional amount, Total	[2]	232,131	212,794
Credit derivative (asset) liability at fair value	[1],[2]	(4,926)	(3,224)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		17,000	9,384
Maximum potential/Notional amount, Expiring in 1-5 years			58,238
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		17,000	67,622
Credit derivative (asset) liability at fair value	[1]	(105)	(1,134)
Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		9,742	4,986
Maximum potential/Notional amount, Expiring in 1-5 years		131,986	97,135
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		141,728	102,121
Credit derivative (asset) liability at fair value	[1]	¥ (3,889)	¥ (4,148)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.